Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Additional information (Details) - Dec. 31, 2019 € in Millions, £ in Millions	EUR (€)	GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share of net assets attributable to owners of parent company	€ 1,061
IFRS Subordinated Debt [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 1,469	£ 1,250